Operating expenses, net (Tables)	12 Months Ended
Dec. 31, 2020
Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Operating Expenses [line items]
Schedule of detailed information about operating expenses,net

This caption is made up as follows:

	2020	2019	2018
	US$(000)	US$(000)	US$(000)

Exploration and advanced projects	19,279	33,669	62,643
Severance program	4,454	2,210	8,678
Social responsibility commitments	6,730	250	—
Write-off of fixed assets	460	1,204	—
Cost of sales from the sale of fixed assets	30	2,092	5,445
Tax fine	11	2,019	3,954
Revenue from sale of fixed assets	(40)	(8,088)	(4,821)
Others, net	3,398	2,631	256

	34,322	35,987	76,155